ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools [Table Text Block]
As of February 28, 2019, details of the Company's major subsidiaries, VIEs and VIEs' subsidiaries and schools are as follows:

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service	Subsidiary
Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Zhixuesi Education Consulting (Beijing) Co., Ltd. (“Zhixuesi Beijing”)	October 23, 2012	Beijing	100%	Software and Network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Firstleap Education (“Firstleap”)	January 22, 2016	Cayman Islands	100%	Intermediate holding company	Subsidiary

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Firstleap Education (HK) Limited (“Firstleap Hong Kong”)	January 22, 2016	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Lebai Information Consulting Co., Ltd. (“Lebai Information”)	January 22, 2016	Beijing	100%	Education and management consulting service	Subsidiary
Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”)	November 3, 2016	Beijing	100%	Software and Network development,sales, and consulting service	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and Educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and Educational consulting service	VIE
Beijing Lebai Education Consulting Co., Ltd. (“Lebai Education”)	January 22, 2016	Beijing	N/A*	Educational consulting service	VIE
Beijing Haidian District Xueersi Training School ("Beijing Haidian School" )	July 3, 2006	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Beijing Xicheng District Xueersi Training School ("Beijing Xicheng School" )	April 2, 2009	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Beijing Haidian District Lejiale Training School ("Beijing Haidian Lejiale" )	March 22, 2010	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Beijing Chaoyang District Xueersi Training School ("Beijing Chaoyang School")	January 17, 2011	Beijing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Beijing Xueersi Nanjing Education Technology Co., Ltd. ("Beijing Xueersi Nanjing Education")	January 24, 2011	Beijing	N/A*	Educational consulting service	VIE's subsidiaries and schools
Shanghai Changning District Xueersi Training School ("Shanghai Changning School")	August 1, 2008	Shanghai	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Shanghai Xueersi Education Training Co., Ltd. ("Shanghai Education")	July 2, 2009	Shanghai	N/A*	Educational information consulting and educational software development	VIE's subsidiaries and schools
Shenzhen Xueersi Education Technology Co., Ltd. ("Shenzhen Education")	December 22, 2009	Shenzhen	N/A*	Teaching software research, and development	VIE's subsidiaries and schools
Wuhan Jiang'an District Xueersi Education Training School ("Wuhan Jiang'an School")	December 16, 2010	Wuhan	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Zhengzhou Jinshui District Xueersi Education Training School ("Zhengzhou Jinshui School")	June 18, 2012	Zhengzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Guangzhou Tianhe District Xueersi Training Center ("Guangzhou Tianhe School")	July 12, 2012	Guangzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Suzhou Xueersi Culture Training Center ("Suzhou School")	December 14, 2012	Suzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Guangzhou Yuexiu District Xueersi Training School ("Guangzhou Yuexiu School")	March 20, 2013	Guangzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Nanjing Xueersi Education Training School ("Nanjing School")	April 19, 2013	Nanjing	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Shenzhen Xueersi Training Center ("Shenzhen School")	November 12, 2013	Shenzhen	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools

Name	Later of date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of legal ownership	Principal activities	Nature of company
Hangzhou Xueersi Training School ("Hangzhou School")	November 14, 2013	Hangzhou	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Xi'an Beilin District Xueersi Education Training Center ("Xi'an Beilin School")	April 2, 2015	Xi'an	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Tianjin Heping District Xueersi Training School ("Tianjin Heping School")	October 29, 2015	Tianjin	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Xi'an Yanta District Xueersi Training Center ("Xi'anYanta School")	September 22, 2016	Xi'an	N/A*	After-school tutoring for primary and secondary school students	VIE's subsidiaries and schools
Nanjing Firstleap Children English Training Center ("Nanjing Firstleap")	January 22, 2016	Nanjing	N/A*	Language education	VIE's subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd. ("Shidai TAL")	July 26, 2018	Beijing	N/A*	General corporate purposes	VIE's subsidiaries and schools

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]	The amortization periods by intangible asset classes are as follows:

Trade name and domain names	3-10 years
Copyrights and teaching materials	3-10 years
User base and customer relationships	1-7 years
Technology	4-6 years
Partnership agreements and school cooperation agreements	3-6 years
Licenses	2-5 years
Others	2-6 years

Schedule of Variable Interest Entities [Table Text Block]
The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group.

	As of February 28,	As of February 28,
	2018	2019

Cash and cash equivalents	$194,021	$249,108
Short-term investments	17,695	11,956
Other current assets	116,053	154,977

Total current assets	327,769	416,041

Property and equipment, net	206,569	229,518
Other non-current assets	681,908	953,393

Total assets	1,216,246	1,598,952

Deferred revenue-current	772,642	401,027
Other current liabilities	225,639	445,338

Total current liabilities	998,281	846,365

Total non-current liabilities	42,507	20,019

Total liabilities	$1,040,788	$866,384

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Net revenues	$978,291	$1,614,512	$2,406,642
Net income	$279,492	$378,975	$606,560

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Net cash provided by operating activities	$219,198	$325,799	$409,103
Net cash used in investing activities	$(297,544)	$(211,755)	$(346,183)
Net cash used in financing activities	$(24,332)	$(26,965)	$(4,392)

Schedule Of Consolidation Of Entity And Subsidiaries Financial Statement Balances And Amounts [Table Text Block]
The following consolidated financial statement balances and amounts of the Company and its subsidiaries, excluding the Company's VIEs and VIEs' subsidiaries and schools, were included in the accompanying consolidated financial statements after the elimination of inter-company transactions and balances among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries and schools in the Group:

	As of February 28,	As of February 28,
	2018	2019

Cash and cash equivalents	$517,498	$998,032
Short-term investments	769,696	256,468
Other current assets	47,043	75,175

Total current assets	1,334,237	1,329,675

Property and equipment, net	40,697	58,359
Other non-current assets	463,380	748,105

Total assets	1,838,314	2,136,139

Deferred revenue-current	51,634	32,583
Other current liabilities	83,472	304,770

Total current liabilities	135,106	337,353

Total non-current liabilities	238,202	877

Total liabilities	$373,308	$338,230

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Net revenues	$64,809	$100,504	$156,342
Net loss	$(167,002)	$(184,312)	$(242,046)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Net cash provided by / (used in) operating activities	$159,821	$359,494	$(214,742)
Net cash (used in) / provided by investing activities	$(217,292)	$(620,818)	$179,599
Net cash provided by financing activities	$203,166	$455,116	$479,411